Document and Entity Information	3 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Incorporation State	NV